SHARE-BASED PAYMENTS - Disclosure of restricted share units and performance share units (Details) - Restricted share unit [Member]	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Statements [Line Items]
Number of share units, beginning of year | Share	657,727	711,936
Weighted average exercise price of share units, beginning of year | $	$ 11.50	$ 10.16
Number of units granted during the year | Share	392,898	442,353
Weighted average exercise price share units granted | $	$ 17.01	$ 13.83
Number of units vested during the year | Share	(497,284)	(457,408)
Weighted average exercise price of share units vested | $	$ 12.42	$ 11.67
Number of units forfeited during the year | Share	(56,399)	(39,154)
Weighted average exercise price of share units forfeited | $	$ 14.14	$ 11.62
Number of share units, end of year | Share	496,942	657,727
Weighted average exercise price of share units, end of year | $	$ 14.63	$ 11.50